Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

10 - RELATED PARTY TRANSACTIONS

The Company was a party to a management agreement with Upeva, Inc., a company for which the Company’s prior Secretary and one of the Company’s former board members serves as chief executive officer. In return for various legal and other consulting services, the Company paid Upeva a monthly fee of $10,000. This agreement terminated on April 30, 2020. As of December 31, 2020, the Company owed Upeva, Inc. approximately $10,000. Additionally, the former Secretary and director is the beneficial owner of 254,902 common shares of the Company through Spire Family Holdings, L.P.

During the year ended December 31, 2020, one of the Company’s former directors who held $200,000 in 2019 Notes exchanged her outstanding notes for Series B preferred units, which converted into 45,252 common shares.

During 2019, one of the Company’s directors and holder of the Company’s Series A preferred stock, exercised his right to redeem 70,000 shares of the Series A preferred stock for $5.00 per share for a total of $350,000. During 2020, one of the Company’s Directors and holder of the Company’s Series A preferred stock, exercised his right to redeem 730,000 shares of the Series A preferred stock for $5.00 per share for a total of $3,650,000.

In July 2020, two of the directors voluntarily entered into separation agreements with our company. Such agreements contained customary releases, confidentiality and non-disparagement provisions. As consideration for the entering the separation agreements, each director received an equity grant in the amount 16,667 shares and the ability to retain and exercise their previously granted and vested options, and the Company also committed to providing continued indemnification obligations consistent with organizational documents and to retain director’s and officer’s insurance for a period of twenty-four months in connection with two of the directors’ prior service on the board.

In August 2020, the Company also entered into a Separation Agreement with another director pursuant to which the Company is required to purchase from the director and her affiliated entities 13,575 shares of Series B Preferred Stock and warrants to purchase common stock and 16,667 shares of common stock held for an aggregate purchase price of $325,000. If the Company was unable to close a qualified financing, as defined in the agreement of at least $3,000,000 of equity or equity-linked securities by September 15, 2020 (as was extended up to October 28, 2020), a modified consideration would include 16,667 shares of unrestricted, fully vested common stock, a grant of stock options to purchase 33,334 shares of common stock at a price of $7.50 that will be fully vested and exercisable and $22,000 in cash. The Company recorded general and administrative expense and accrued expenses of approximately $286,000 for cash and equity issuances with this settlement. In November 2020, the Company granted this former director 16,667 shares of unrestricted, fully vested common stock, a grant of stock options to purchase 33,334 shares of common stock at a price of $7.50 that will be fully vested and exercisable and paid $47,000 in cash (including $25,000 for legal fees) to settle terms outlined in her separation agreement.

On October 22, 2020, two minority stockholders of the Company, Lazarus Asset Management, LLC and a former director of the Company (who we refer to as the Demanding Stockholders), sent a derivative demand to the Company through counsel asking the board of directors to review and investigate certain recent actions taken by the board of directors, or members thereof, and senior management including (i) pursuit of the initial public offering described in the Company’s filing on Form S-1, (ii) the board of directors’ previous rejection (on two occasions) of a “reverse merger” transaction proposal made by Lazarus Asset Management, LLC, (iii) purported mismanagement of corporate assets, and (iv) various matters related to stock sales and other matters. After discussions with the Demanding Stockholders and their counsel, the Company ascertained that the Demanding Stockholders were acting for themselves and on behalf of an additional group of minority shareholders, (we refer to the Demanding Stockholders and all such other minority shareholders they acted on behalf of collectively as the Stockholder Group).

While the Company believes that the assertions of the Demanding Stockholders lacked any merit in fact and in law, rather than expending resources investigating or litigating the claims of the Demanding Stockholders, and in order to proceed with the Company’s initial public offering, on November 6, 2020, without admitting or denying any claims asserted by the Demanding Stockholders, the Company entered into a Settlement and Release Agreement with each member of the Stockholder Group (which the Company refers to as the Settlement and Release Agreement). Pursuant to the Settlement and Release Agreement, all claims of the Demanding Stockholders were withdrawn with prejudice, and the Company and the Stockholder Group provided each other with full releases of any claims. In consideration of such withdrawal and releases, the members of the Stockholder Group have received: (i) an aggregate of 300,000 shares of Company common stock and (ii) warrants to purchase an aggregate of 325,000 shares of common stock (see Note 9). Such warrants (x) will be exercisable on a cash only basis at a strike price of 125% of the public offering price per share in a Company qualified public offering of more than $10 million, (y) will be exercisable for a period of 36 months, beginning six months after the consummation of a qualified public offering and ending on the forty-second month anniversary of a Company qualified public offering. Finally, the Settlement and Release Agreement contains customary representations, warranties and covenants, including relating to confidentiality and non-disparagement, and the Company agreed to reimburse the Demanding Stockholders for up to $50,000 of their legal fees associated with the demand letter the Company received on October 22, 2020 from them.

In late 2019, a voucher program was offered whereby any employee could pre-purchase a $30,000 VIP deposit with the Company that could be redeemed in full after February 15, 2020, subject to certain limitations, toward a VIP enrollment the employee brought forth in the future. The purpose of this program was to assist with cash flow constraints at the time. Thirteen vouchers totaling $390,000 were sold. For the year ended December 31, 2020, the Company redeemed each of the thirteen vouchers totaling $390,000. The Company included the balance in contract liabilities.